Taxes on Income (Details) - NIS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Loss before taxes on income	$ (63,005)	$ (34,470)	$ (20,992)
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax benefit	$ (15,121)	$ (8,618)	$ (5,563)
Increase in tax liability due to:
Unrecognized expenses	2,264	2,449	1,598
Losses and benefits for tax purposes for which no deferred taxes were recorded	12,857	6,169	3,965
Taxes on income